CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	$ 56,152	$ 46,435	$ 39,839
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Proceeds from the sale of equity securities at fair value	0	560	0
Proceeds from sales of loans held for sale	1,478,908	642,537	463,699
Disbursements for loans held for sale	(1,438,982)	(647,606)	(457,077)
Provision for loan losses	12,463	824	1,503
Deferred income tax (benefit) expense	(2,130)	1,088	9,294
Net deferred loan fees (costs)	1,686	(2,936)	(4,044)
Net depreciation, amortization of intangible assets and premiums and accretion of discounts on securities, loans and interest bearing deposits - time	9,161	6,059	6,033
Net gains on mortgage loans	(62,560)	(19,978)	(10,597)
Net gains on securities available for sale	(267)	(307)	(138)
Net (gains) losses on other real estate and repossessed assets	64	(90)	(672)
Share based compensation	1,980	1,854	1,731
Increase in accrued income and other assets	(8,477)	(6,573)	(4,890)
Increase in accrued expenses and other liabilities	10,175	12,113	240
Total Adjustments	2,021	(12,455)	5,082
Net Cash From Operating Activities	58,173	33,980	44,921
CASH FLOW USED IN INVESTING ACTIVITIES
Proceeds from the sale of securities available for sale	38,095	68,716	48,736
Proceeds from maturities, prepayments and calls of securities available for sale	306,691	153,938	160,627
Purchases of securities available for sale	(859,068)	(237,672)	(103,493)
Proceeds from the sale of interest bearing deposits - time	0	0	2,474
Proceeds from the maturity of interest bearing deposits - time	350	250	3,728
Purchase of Federal Home Loan Bank stock	(68)	0	0
Purchase of Federal Reserve Bank stock	0	0	(2,038)
Net increase in portfolio loans (loans originated, net of principal payments)	(41,861)	(215,276)	(344,330)
Proceeds from the sale of portfolio loans	2,395	50,516	27,658
Cash received in the acquisition of TCSB Bancorp Inc.	0	0	23,516
Proceeds from the collection of vehicle service contract counterparty receivables	511	512	511
Proceeds from the sale of other real estate and repossessed assets	1,367	1,766	2,526
Proceeds from bank-owned life insurance	1,441	470	474
Proceeds from the sale of property and equipment	1,133	74	106
Capital expenditures	(4,383)	(4,936)	(3,862)
Net Cash Used in Investing Activities	(553,397)	(181,642)	(183,367)
CASH FLOW FROM FINANCING ACTIVITIES
Net increase in total deposits	600,628	123,299	225,185
Net increase (decrease) in other borrowings	(24,994)	25,002	(6,600)
Proceeds from Federal Home Loan Bank advances	239,254	111,000	1,272,000
Payments of Federal Home Loan Bank advances	(272,910)	(73,143)	(1,308,697)
Proceeds from issuance of subordinated debt, net of issuance costs	39,236	0	0
Dividends paid	(17,618)	(16,554)	(14,055)
Proceeds from issuance of common stock	15	284	267
Repurchase of common stock	(14,231)	(26,284)	(12,681)
Share based compensation withholding obligation	(755)	(882)	(1,467)
Net Cash From Financing Activities	548,625	142,722	153,952
Net Increase (Decrease) in Cash and Cash Equivalents	53,401	(4,940)	15,506
Cash and Cash Equivalents at Beginning of Year	65,304	70,244	54,738
Cash and Cash Equivalents at End of Year	118,705	65,304	70,244
Cash paid during the year for
Interest	16,912	26,697	16,737
Income taxes	15,500	9,534	120
Operating leases	1,785	2,201	0
Transfers to other real estate and repossessed assets	332	2,242	1,510
Transfer of mortgage loans to held for sale	0	36,622	41,471
Securitization of portfolio loans	26,324	65,070	10,869
Right of use assets obtained in exchange for lease obligations	1,587	9,906	0
Purchase of securities available for sale not yet settled	1,000	0	0
Common stock and stock options issued in TCSB Bancorp, Inc. acquisition	$ 0	$ 0	$ 64,536